LOAN RECEIVABLE - Activity for the accretable discount related to acquired credit impaired loans (Details 3) (Loans Receivable, Credit-impaired purchased loans, USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2014
Loans Receivable | Credit-impaired purchased loans
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable discount at December 31, 2013:	$ 1,305
Reclass from nonaccretable difference to accretable discount	5,669
Less transferred to other real estate owned	(96)
Less accretion	(673)
Accretable discount at December 31, 2014:	$ 6,205